DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                             ----------------------


                            DWS Strategic Income VIP

The following information revises similar disclosure for the above portfolio in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the portfolio.



  Gary Sullivan, CFA                        Matthew F. MacDonald
  Director of Deutsche Asset Management     Director of Deutsche Asset
  and Portfolio Manager of the portfolio.   Management and Portfolio Manager
  o   Joined Deutsche Asset Management      of the portfolio.
      in 1996 and the portfolio in 2006.    o   Joined Deutsche Asset Management
      Served as head of the High Yield          and the portfolio in 2006 after
      group in Europe and as an Emerging        14 years of fixed income
      Markets portfolio manager.                experience at Bank of America
  o   Prior to that, four years at              Global Structured Products and
      Citicorp as a research analyst and        PPM America, Inc., where he was
      structurer of collateralized              portfolio manager for public
      mortgage obligations. Prior to            fixed income, including MBS,
      Citicorp, served as an officer in         ABS, CDOs and corporate bonds;
      the US Army from 1988 to 1991.            earlier, as an analyst for MBS,
  o   BS, United States Military Academy        ABS and money markets; and
      (West Point); MBA,                        originally, at Duff & Phelps
      New York University, Stern School         Credit Rating Company.
      of Business.                          o   Portfolio Manager for Retail
                                                Mortgage Backed Securities: New
  William Chepolis, CFA                         York.
  Managing Director of Deutsche Asset       o   BA, Harvard University; MBA,
  Management and Portfolio Manager of           University of Chicago Graduate
  the portfolio.                                School of Business.
  o   Joined Deutsche Asset Management
      in 1998 after 13 years of             Thomas Picciochi
      experience as vice president and      Director of Deutsche Asset
      portfolio manager for Norwest         Management and Portfolio Manager
      Bank, where he managed the bank's     of the portfolio.
      fixed income and foreign exchange     o   Senior portfolio manager for
      portfolios.                               Quantitative strategies: New
  o   Portfolio Manager for Retail              York.
      Mortgage Backed Securities: New       o   Joined Deutsche Asset Management
      York.                                     in 1999, formerly serving as
  o   Joined the portfolio in 2002.             portfolio manager for Absolute
  o   BIS, University of Minnesota.             Return Strategies, after 13
                                                years of experience in various
  Robert Wang                                   research and analysis positions
  Managing Director of Deutsche Asset           at State Street Global Advisors,
  Management and Portfolio Manager of           FPL Energy, Barnett Bank, Trade
  the portfolio.                                Finance Corporation and Reserve
  o   Joined Deutsche Asset Management          Financial Management.
      in 1995 as portfolio manager for      o   Joined the portfolio in 2007.
      asset allocation after 13 years of    o   BA and MBA, University of Miami.
      experience of trading fixed
      income, foreign exchange and
      derivative products at J.P. Morgan.
  o   Global Head of Quantitative
      Strategies Portfolio Management:
      New York.
  o   Joined the portfolio in 2007.
  o   BS, The Wharton School, University
      of Pennsylvania.











               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
February 13, 2007                                           Deutsche Bank Group